Postemployment benefit plans (Tables)	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Change in benefit obligation and assumptions used to determine benefit obligation

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2012	2011	2010	2012	2011	2010	2012	2011	2010
Change in benefit obligation:
Benefit obligation, beginning of year	$14,782	$13,024	$12,064	$4,299	$3,867	$3,542	$5,381	$5,184	$4,537
Service cost	185	158	210	108	115	92	92	84	68
Interest cost	609	651	652	182	182	162	221	253	245
Plan amendments	—	1	4	12	(24)	35	(38)	(121)	—
Actuarial losses (gains)	1,168	1,635	1,140	385	312	153	186	306	602
Foreign currency exchange rates	—	—	—	49	(32)	34	(11)	(19)	14
Participant contributions	—	—	—	9	9	9	48	44	45
Benefits paid - gross	(831)	(823)	(820)	(190)	(187)	(168)	(394)	(388)	(379)
Less: federal subsidy on benefits paid	—	—	—	—	—	—	16	14	15
Curtailments, settlements and special termination benefits	—	(3)	(235)	(67)	(83)	(52)	(48)	(6)	—
Acquisitions, divestitures and other [1]	—	139	9	(50)	140	60	—	30	37
Benefit obligation, end of year	$15,913	$14,782	$13,024	$4,737	$4,299	$3,867	$5,453	$5,381	$5,184
Accumulated benefit obligation, end of year	$15,132	$14,055	$12,558	$4,329	$3,744	$3,504

Weighted-average assumptions used to determine benefit obligation:
Discount rate [2]	3.7%	4.3%	5.1%	3.7%	4.3%	4.6%	3.7%	4.3%	5.0%
Rate of compensation increase [2]	4.5%	4.5%	4.5%	3.9%	3.9%	4.2%	4.4%	4.4%	4.4%

[1]	See Note 23 regarding the acquisitions of Electro-Motive Diesel in 2010 and Bucyrus International in 2011. See Note 25 regarding the divestiture of the third party logistics business in 2012.

[2]	End of year rates are used to determine net periodic cost for the subsequent year. See Note 12E.

Effects of one-percentage point change in the assumed health care cost trend rates
A one-percentage-point change in assumed health care cost trend rates would have the following effects:

(Millions of dollars)	One-percentage- point increase	One-percentage- point decrease
Effect on 2012 service and interest cost components of other postretirement benefit cost	$27	$(22)
Effect on accumulated postretirement benefit obligation	$343	$(285)

Change in plan assets

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2012	2011	2010	2012	2011	2010	2012	2011	2010
Change in plan assets:
Fair value of plan assets, beginning of year	$9,997	$10,760	$9,029	$2,818	$2,880	$2,797	$814	$996	$1,063
Actual return on plan assets	1,235	(270)	1,628	368	(83)	193	117	(45)	129
Foreign currency exchange rates	—	—	—	47	(1)	17	—	—	—
Company contributions	580	212	919	446	234	58	204	207	138
Participant contributions	—	—	—	9	9	9	48	44	45
Benefits paid	(831)	(823)	(820)	(190)	(187)	(168)	(394)	(388)	(379)
Settlements and special termination benefits	—	—	—	(72)	(41)	(51)	—	—	—
Acquisitions / other [1]	—	118	4	—	7	25	—	—	—
Fair value of plan assets, end of year	$10,981	$9,997	$10,760	$3,426	$2,818	$2,880	$789	$814	$996

[1]	See Note 23 regarding the acquisitions of Electro-Motive Diesel in 2010 and Bucyrus International in 2011.

Fair value of pension and other postretirement benefit plan assets, by category

The fair value of the pension and other postretirement benefit plan assets by category is summarized below:

	December 31, 2012
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
U.S. Pension
Equity securities:
U.S. equities	$4,460	$3	$98	$4,561
Non-U.S. equities	2,691	2	—	2,693

Fixed income securities:
U.S. corporate bonds	—	1,490	23	1,513
Non-U.S. corporate bonds	—	231	10	241
U.S. government bonds	—	694	8	702
U.S. governmental agency mortgage-backed securities	—	794	1	795
Non-U.S. government bonds	—	33	3	36

Real estate	—	—	8	8

Cash, short-term instruments and other	13	419	—	432
Total U.S. pension assets	$7,164	$3,666	$151	$10,981

	December 31, 2011
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
U.S. Pension
Equity securities:
U.S. equities	$4,314	$—	$77	$4,391
Non-U.S. equities	2,366	—	—	2,366

Fixed income securities:
U.S. corporate bonds	—	1,178	35	1,213
Non-U.S. corporate bonds	—	143	6	149
U.S. government bonds	—	462	7	469
U.S. governmental agency mortgage-backed securities	—	891	3	894
Non-U.S. government bonds	—	31	—	31

Real estate	—	—	8	8

Cash, short-term instruments and other	48	428	—	476
Total U.S. pension assets	$6,728	$3,133	$136	$9,997

	December 31, 2010
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
U.S. Pension
Equity securities:
U.S. equities	$4,975	$1	$46	$5,022
Non-U.S. equities	2,884	—	4	2,888

Fixed income securities:
U.S. corporate bonds	—	1,412	38	1,450
Non-U.S. corporate bonds	—	92	1	93
U.S. government bonds	—	299	5	304
U.S. governmental agency mortgage-backed securities	—	634	4	638
Non-U.S. government bonds	—	22	—	22

Real estate	—	—	10	10

Cash, short-term instruments and other	70	263	—	333
Total U.S. pension assets	$7,929	$2,723	$108	$10,760

	December 31, 2012
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Non-U.S. Pension
Equity securities:
U.S. equities	$436	$2	$—	$438
Non-U.S. equities	1,038	118	—	1,156
Global equities [1]	244	27	—	271

Fixed income securities:
U.S. corporate bonds	—	37	3	40
Non-U.S. corporate bonds	—	494	2	496
U.S. government bonds	—	3	—	3
Non-U.S. government bonds	—	169	—	169
Global fixed income [1]	—	403	—	403

Real estate	—	114	104	218

Cash, short-term instruments and other [2]	185	47	—	232
Total non-U.S. pension assets	$1,903	$1,414	$109	$3,426

	December 31, 2011
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Non-U.S. Pension
Equity securities:
U.S. equities	$356	$1	$—	$357
Non-U.S. equities	822	84	—	906
Global equities [1]	198	40	—	238

Fixed income securities:
U.S. corporate bonds	—	16	4	20
Non-U.S. corporate bonds	—	395	5	400
U.S. government bonds	—	3	—	3
Non-U.S. government bonds	—	200	—	200
Global fixed income [1]	—	363	—	363

Real estate	—	100	97	197

Cash, short-term instruments and other [2]	109	25	—	134
Total non-U.S. pension assets	$1,485	$1,227	$106	$2,818

	December 31, 2010
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Non-U.S. Pension
Equity securities:
U.S. equities	$359	$—	$—	$359
Non-U.S. equities	916	90	1	1,007
Global equities [1]	153	37	—	190

Fixed income securities:
U.S. corporate bonds	—	18	2	20
Non-U.S. corporate bonds	—	374	5	379
U.S. government bonds	—	5	—	5
Non-U.S. government bonds	—	163	1	164
Global fixed income [1]	—	374	—	374

Real estate	—	89	90	179

Cash, short-term instruments and other [2]	61	107	35	203
Total non-U.S. pension assets	$1,489	$1,257	$134	$2,880

[1]	Includes funds that invest in both U.S. and non-U.S. securities.

[2]	Includes funds that invest in multiple asset classes, hedge funds and other.

	December 31, 2012
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Other Postretirement Benefits
Equity securities:
U.S. equities	$387	$—	$—	$387
Non-U.S. equities	194	—	—	194

Fixed income securities:
U.S. corporate bonds	—	70	—	70
Non-U.S. corporate bonds	—	11	—	11
U.S. government bonds	—	27	—	27
U.S. governmental agency mortgage-backed securities	—	33	—	33
Non-U.S. government bonds	—	2	—	2

Cash, short-term instruments and other	18	47	—	65
Total other postretirement benefit assets	$599	$190	$—	$789

	December 31, 2011
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Other Postretirement Benefits
Equity securities:
U.S. equities	$410	$—	$—	$410
Non-U.S. equities	191	—	—	191

Fixed income securities:
U.S. corporate bonds	—	67	—	67
Non-U.S. corporate bonds	—	8	—	8
U.S. government bonds	—	21	—	21
U.S. governmental agency mortgage-backed securities	—	47	—	47
Non-U.S. government bonds	—	1	—	1

Cash, short-term instruments and other	4	65	—	69
Total other postretirement benefit assets	$605	$209	$—	$814

	December 31, 2010
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Other Postretirement Benefits
Equity securities:
U.S. equities	$512	$—	$—	$512
Non-U.S. equities	289	—	—	289

Fixed income securities:
U.S. corporate bonds	—	79	—	79
Non-U.S. corporate bonds	—	6	—	6
U.S. government bonds	—	14	—	14
U.S. governmental agency mortgage-backed securities	—	43	—	43
Non-U.S. government bonds	—	1	—	1

Cash, short-term instruments and other	19	33	—	52
Total other postretirement benefit assets	$820	$176	$—	$996

Roll forward of assets measured at fair value using level 3 inputs
Below are roll-forwards of assets measured at fair value using Level 3 inputs for the years ended December 31, 2012, 2011 and 2010.  These instruments were valued using pricing models that, in management’s judgment, reflect the assumptions a marketplace participant would use.

(Millions of dollars)	Equities	Fixed Income	Real Estate	Other
U.S. Pension
Balance at December 31, 2009	$51	$57	$10	$—
Unrealized gains (losses)	11	1	—	—
Realized gains (losses)	(1)	3	—	—
Purchases, issuances and settlements, net	32	(9)	—	—
Transfers in and/or out of Level 3	(43)	(4)	—	—
Balance at December 31, 2010	$50	$48	$10	$—
Unrealized gains (losses)	(4)	(2)	(2)	—
Realized gains (losses)	1	—	—	—
Purchases, issuances and settlements, net	30	17	—	—
Transfers in and/or out of Level 3	—	(12)	—	—
Balance at December 31, 2011	$77	$51	$8	$—
Unrealized gains (losses)	(4)	—	—	(1)
Realized gains (losses)	4	2	—	—
Purchases, issuances and settlements, net	21	(4)	—	1
Transfers in and/or out of Level 3	—	(4)	—	—
Balance at December 31, 2012	$98	$45	$8	$—

Non-U.S. Pension
Balance at December 31, 2009	$5	$14	$71	$51
Unrealized gains (losses)	(1)	—	7	1
Realized gains (losses)	1	—	—	5
Purchases, issuances and settlements, net	(2)	(3)	12	(22)
Transfers in and/or out of Level 3	(2)	(3)	—	—
Balance at December 31, 2010	$1	$8	$90	$35
Unrealized gains (losses)	—	1	7	—
Realized gains (losses)	—	—	—	3
Purchases, issuances and settlements, net	(1)	—	—	(38)
Transfers in and/or out of Level 3	—	—	—	—
Balance at December 31, 2011	$—	$9	$97	$—
Unrealized gains (losses)	—	—	8	—
Realized gains (losses)	—	—	—	—
Purchases, issuances and settlements, net	—	(1)	(1)	—
Transfers in and/or out of Level 3	—	(3)	—	—
Balance at December 31, 2012	$—	$5	$104	$—

Common stock of Caterpillar Inc. included in Equity Securities within plan assets
Equity securities within plan assets include Caterpillar Inc. common stock in the amounts of:

	U.S. Pension Benefits[1]			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2012	2011	2010	2012	2011	2010	2012	2011	2010
Caterpillar Inc. common stock	$597	$653	$779	$1	$1	$2	$1	$1	$3

[1]	Amounts represent 5 percent of total plan assets for 2012 and 7 percent of total plan assets for 2011 and 2010.

Defined benefit plan funded status, components of net amount recognized in financial position and accumulated other comprehensive income
The funded status of the plans, reconciled to the amount reported on Statement 3, is as follows:

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2012	2011	2010	2012	2011	2010	2012	2011	2010
End of Year
Fair value of plan assets	$10,981	$9,997	$10,760	$3,426	$2,818	$2,880	$789	$814	$996
Benefit obligations	15,913	14,782	13,024	4,737	4,299	3,867	5,453	5,381	5,184
Over (under) funded status recognized in financial position	$(4,932)	$(4,785)	$(2,264)	$(1,311)	$(1,481)	$(987)	$(4,664)	$(4,567)	$(4,188)

Components of net amount recognized in financial position:
Other assets (non-current asset)	$—	$—	$—	$30	$3	$4	$—	$—	$—
Accrued wages, salaries and employee benefits (current liability)	(23)	(21)	(18)	(27)	(26)	(18)	(169)	(171)	(171)
Liability for postemployment benefits (non-current liability)	(4,909)	(4,764)	(2,246)	(1,314)	(1,458)	(973)	(4,495)	(4,396)	(4,017)
Net liability recognized	$(4,932)	$(4,785)	$(2,264)	$(1,311)	$(1,481)	$(987)	$(4,664)	$(4,567)	$(4,188)

Amounts recognized in Accumulated other comprehensive income (pre-tax) consist of:
Net actuarial loss (gain)	$7,286	$7,044	$4,795	$1,907	$1,712	$1,273	$1,528	$1,495	$1,195
Prior service cost (credit)	36	63	83	22	15	43	(159)	(188)	(122)
Transition obligation (asset)	—	—	—	—	—	—	3	5	7
Total	$7,322	$7,107	$4,878	$1,929	$1,727	$1,316	$1,372	$1,312	$1,080

Estimated amounts that will be amortized from Accumulated other comprehensive income (loss) into net periodic benefit cost (pre-tax) in the next fiscal year
The estimated amounts that will be amortized from Accumulated other comprehensive income (loss) at December 31, 2012 into net periodic benefit cost (pre-tax) in 2013 are as follows:

(Millions of dollars)	U.S. Pension Benefits	Non-U.S. Pension Benefits	Other Postretirement Benefits
Net actuarial loss (gain)	$546	$133	$108
Prior service cost (credit)	18	1	(73)
Transition obligation (asset)	—	—	2
Total	$564	$134	$37

Schedule of pension plans with projected benefit obligation in excess of plan assets for all U.S and Non U.S Pension benefits
The following amounts relate to our pension plans with projected benefit obligations in excess of plan assets:

	U.S. Pension Benefits at Year-end			Non-U.S. Pension Benefits at Year-end
(Millions of dollars)	2012	2011	2010	2012	2011	2010
Projected benefit obligation	$15,913	$14,782	$13,024	$4,310	$4,293	$3,846
Accumulated benefit obligation	$15,132	$14,055	$12,558	$3,903	$3,738	$3,485
Fair value of plan assets	$10,981	$9,997	$10,760	$2,969	$2,809	$2,855

Schedule of pension plans with accumulated benefit obligation in excess of plan assets for all U.S and Non U.S Pension benefits
The following amounts relate to our pension plans with accumulated benefit obligations in excess of plan assets:

	U.S. Pension Benefits at Year-end			Non-U.S. Pension Benefits at Year-end
(Millions of dollars)	2012	2011	2010	2012	2011	2010
Projected benefit obligation	$15,913	$14,782	$13,024	$4,107	$4,112	$3,452
Accumulated benefit obligation	$15,132	$14,055	$12,558	$3,752	$3,600	$3,179
Fair value of plan assets	$10,981	$9,997	$10,760	$2,806	$2,661	$2,514

Information about the expected cash flow for the pension and other postretirement benefit plans
Information about the expected cash flow for the pension and other postretirement benefit plans is as follows:

(Millions of dollars)	U.S. Pension Benefits	Non-U.S. Pension Benefits	Other Postretirement Benefits
Employer contributions:
2013 (expected)	$160	$320	$200

Expected benefit payments:
2013	$850	$220	$350
2014	870	210	350
2015	880	220	360
2016	900	230	370
2017	910	220	370
2018-2022	4,680	1,120	1,890
Total	$9,090	$2,220	$3,690

Expected Medicare Part D subsidy receipts
Medicare Part D subsidy amounts expected to be received by the company which will offset other postretirement benefit payments are as follows:

(Millions of dollars)	2013	2014	2015	2016	2017	2018-2022	Total
Other postretirement benefits	$15	$20	$20	$20	$20	$110	$205

Components of net periodic benefit cost, other changes in plan assets and benefits obligations recognized in other comprehensive income and weighted-average assumptions used to determine net cost

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2012	2011	2010	2012	2011	2010	2012	2011	2010
Components of net periodic benefit cost:
Service cost	$185	$158	$210	$108	$115	$92	$92	$84	$68
Interest cost	609	651	652	182	182	162	221	253	245
Expected return on plan assets	(812)	(798)	(773)	(215)	(210)	(192)	(63)	(70)	(93)
Curtailments, settlements and special termination benefits [1]	7	—	28	38	19	22	(40)	—	—
Amortization of:
Transition obligation (asset)	—	—	—	—	—	—	2	2	2
Prior service cost (credit) [2]	19	20	25	1	3	1	(68)	(55)	(55)
Net actuarial loss (gain)	504	451	385	97	74	65	100	108	33
Total cost included in operating profit	$512	$482	$527	$211	$183	$150	$244	$322	$200

Other changes in plan assets and benefit obligations recognized in other comprehensive income (pre-tax):
Current year actuarial loss (gain)	$745	$2,700	$47	$225	$526	$136	$133	$408	$570
Amortization of actuarial (loss) gain	(504)	(451)	(385)	(97)	(72)	(62)	(100)	(108)	(33)
Current year prior service cost (credit)	(7)	—	(24)	10	(25)	35	(38)	(121)	—
Amortization of prior service (cost) credit	(19)	(20)	(25)	(1)	(3)	(1)	68	55	55
Amortization of transition (obligation) asset	—	—	—	—	—	—	(2)	(2)	(2)
Total recognized in other comprehensive income	215	2,229	(387)	137	426	108	61	232	590
Total recognized in net periodic cost and other comprehensive income	$727	$2,711	$140	$348	$609	$258	$305	$554	$790

Weighted-average assumptions used to determine net cost:
Discount rate	4.3%	5.1%	5.4%	4.3%	4.6%	4.8%	4.3%	5.0%	5.6%
Expected return on plan assets [3]	8.0%	8.5%	8.5%	7.1%	7.1%	7.0%	8.0%	8.5%	8.5%
Rate of compensation increase	4.5%	4.5%	4.5%	3.9%	4.1%	4.2%	4.4%	4.4%	4.4%

[1]	Curtailments, settlements and special termination benefits were recognized in Other operating (income) expenses in Statement 1.

[2]
Prior service cost (credit) and net actuarial loss (gain) for both pension and other postretirement benefits are generally amortized using the straight-line method over the average remaining service period to the full retirement eligibility date of employees expected to receive benefits from the plan. For other postretirement benefit plans in which all or almost all of the plan's participants are fully eligible for benefits under the plan, prior service cost (credit) and net actuarial loss (gain) are amortized using the straight-line method over the remaining life expectancy of those participants.

[3]	The weighted-average rates for 2013 are 7.8 percent and 6.7 percent for U.S. and non-U.S. pension plans, respectively.

Company costs related to U.S. and non-U.S. defined contribution plans	Total company costs related to U.S. and non-U.S. defined contribution plans were as follows:

(Millions of dollars)	2012	2011	2010
U.S. plans	$260	$219	$231
Non-U.S. plans	60	54	39
	$320	$273	$270

Summary of long-term liability for postemployment benefit plans

	December 31,
(Millions of dollars)	2012	2011	2010
Pensions:
U.S. pensions	$4,909	$4,764	$2,246
Non-U.S. pensions	1,314	1,458	973
Total pensions	6,223	6,222	3,219
Postretirement benefits other than pensions	4,495	4,396	4,017
Other postemployment benefits	81	73	69
Defined contribution	286	265	279
	$11,085	$10,956	$7,584